EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended
Sep. 30, 2026
Basic earnings per share [abstract]
Summary of Calculations of Basic and Diluted Earnings (Loss) per Share
The calculations of basic and diluted earnings (loss) per share are based on:

	Three months ended September 30,		Nine months ended September 30,
(Dollars in millions, except per share data)	2026	2025	2026	2025
Net income (loss)	$51.7	$(39.6)	$30.6	$(266.0)

Weighted average shares outstanding:
Basic	387.6	369.3	377.3	368.4
Diluted	400.3	369.3	388.4	368.4

Earnings (loss) per share:
Basic	$0.13	$(0.11)	$0.08	$(0.72)
Diluted	$0.13	$(0.11)	$0.08	$(0.72)